Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
C000246381 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.20%	17.49%
Solactive GBS United States 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.59%	27.60%